Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	May 31, 2023	Nov. 30, 2022	Dec. 31, 2021
Unrecognized tax benefits		$ 0	$ 0
Interest and penalties accrued		$ 0	$ 0
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Federal net operating loss carryforwards	$ 70,406
Valuation allowance	691,454			$ 451,258
Increase in valuation allowance	240,196
Unrecognized tax benefits	0			0
Interest and penalties accrued	$ 0			$ 0